Summary of Nonvested Restricted Stock Unit Activity (Detail) (Nonvested Restricted Stock Units, USD $)	12 Months Ended
Dec. 31, 2011
Nonvested Restricted Stock Units
Number of Nonvested Restricted Stock Units
Nonvested restricted stock units at January 1, 2011	16,013,144
Granted	7,602,568
Forfeited	(985,184)
Vested	(5,765,912)
Nonvested restricted stock units at December 31, 2011	16,864,616
Weighted average Grant-Date Fair Value
Nonvested restricted stock units at January 1, 2011	$ 1.47
Granted	$ 1.92
Forfeited	$ 1.55
Vested	$ 1.70
Nonvested restricted stock units at December 31, 2011	$ 1.58